Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
(11)	Employee Benefit Plans

Employee benefits charged to operating expenses are summarized in the table below for the years ended December 31, as indicated.

(in thousands)	2014	2013	2012
Payroll taxes	$1,081	$1,106	$1,127
Medical plans	1,974	1,915	1,772
401(k) match	310	309	298
Pension plan	960	1,173	1,224
Profit-sharing	201	118	58
Other	122	219	317

Total employee benefits	$4,648	$4,840	$4,796

The Company’s profit-sharing plan includes a matching 401(k) portion, in which the Company matches the first 3% of eligible employee contributions. The Company made annual contributions in an amount up to 6% of income before income taxes and before contributions to the profit-sharing and pension plans for all participants, limited to the maximum amount deductible for federal income tax purposes, for each of the periods shown. In addition, employees were able to make additional tax-deferred contributions.

Pension

The Company provides a noncontributory defined benefit pension plan for all full-time employees. An employer is required to recognize the funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. Under the Company’s funding policy for the defined benefit pension plan, contributions are made to a trust as necessary to provide for current service and for any unfunded accrued actuarial liabilities over a reasonable period. To the extent that these requirements are fully covered by assets in the trust, a contribution might not be made in a particular year. The Company has not made any contributions to the defined benefit plan for the current plan year. There is no minimum required contribution for the 2015 plan year.

Obligations and Funded Status at December 31,

(in thousands)	2014	2013

Change in projected benefit obligation:
Balance, January 1	$14,852	$15,342
Service cost	981	1,174
Interest cost	732	646
Actuarial gain	3,813	(1,991)
Benefits paid	(401)	(319)
Balance, December 31	$19,977	$14,852

Change in plan assets:
Fair value, January 1	$13,532	$11,707
Actual return on plan assets	1,118	2,220
Employer contribution	725	0
Expenses paid	(41)	(76)
Benefits paid	(401)	(319)
Fair value, December 31	$14,933	$13,532
Funded status at end of year	$(5,044)	$(1,320)
Accumulated benefit obligation	$16,595	$12,298

Components of Net Pension Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income

The following items are components of net pension cost for the years ended December 31, as indicated:

(in thousands)	2014	2013	2012
Service cost—benefits earned during the year	$981	$1,174	$1,168
Interest costs on projected benefit obligations	732	646	667
Expected return on plan assets	(872)	(797)	(776)
Expected administrative expenses	40	40	40
Amortization of prior service cost	79	79	79
Amortization of unrecognized net loss	0	31	46
Net periodic pension expense	$960	$1,173	$1,224

Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive (loss) income at December 31, 2014 and 2013 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

(in thousands)	2014	2013
Prior service costs	$(443)	$(522)
Net accumulated actuarial net (loss) gain	(2,008)	1,560
Accumulated other comprehensive (loss) gain	(2,451)	1,038
Net periodic benefit cost in excess of cumulative employer contributions	(2,593)	(2,358)
Net amount recognized at December 31, balance sheet	$(5,044)	$(1,320)
Net (loss) gain arising during period	$(3,568)	$3,378
Prior service cost amortization	79	79
Amortization of net actuarial loss	0	31
Total recognized in other comprehensive (loss) income	$(3,489)	$3,488
Total recognized in net periodic pension cost and other comprehensive (loss) income	$4,449	$(2,315)

The estimated prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic cost in 2014 is $79,000. During 2014, there is no estimated amount of actuarial loss subject to amortization into net periodic pension cost.

Assumptions utilized to determine benefit obligations as of December 31, 2014, 2013 and 2012 and to determine pension expense for the years then ended are as follows:

	2014	2013	2012
Determination of benefit obligation at year end:
Discount rate	4.25%	5.00%	4.25%
Annual rate of compensation increase	3.78%	3.73%	3.61%
Determination of pension expense for year ended:
Discount rate for the service cost	5.00%	4.25%	4.75%
Annual rate of compensation increase	3.73%	3.61%	4.50%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

The assumed overall expected long-term rate of return on pension plan assets used in calculating 2014 pension expense was 7.0%. Determination of the plan’s rate of return is based upon historical returns for equities and fixed income indexes. During the past five years, the Company’s plan assets have experienced the following annual returns: 8.3% in 2014, 19.1% in 2013, 11.4% in 2012, 0.1% in 2011, and 12.4% in 2010. The rate used in plan calculations may be adjusted by management for current trends in the economic environment. With a traditional investment mix of over half of the plan’s investments in equities, the actual return for any one plan year may fluctuate significantly with changes in the stock market. Due to a decrease in discount rates used in the actuarial calculation of plan income, the Company expects to incur $1.4 million of expense in 2015 compared to $960,000 in 2014.

Plan Assets

The investment policy of the pension plan is designed for growth in value while minimizing risk to the overall portfolio. The Company diversifies the assets through investments in domestic and international fixed income securities and domestic and international equity securities. The assets are readily marketable and can be sold to fund benefit payment obligations as they become payable. The Company’s long-term investment target mix for the plan is 70% equity securities and 30% fixed income.

The Company regularly reviews its policies on the investment mix and may make changes depending on economic conditions and perceived investment mix.

The fair value of the Company’s pension plan assets at December 31, 2014 and 2013 by asset category were as follows:

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2014
Cash equivalents	$1,937	$1,937	$0	$0
Equity securities:
U.S. large-cap (a)	7,252	7,252	0	0
U.S. mid-cap (b)	921	921	0	0
U.S. small-cap (c)	1,131	1,131	0	0
International (d)	1,895	1,895	0	0
Real estate (e)	486	486	0	0
Commodities (f)	264	264	0	0
Fixed income securities:
U.S. gov't agency obligations (g)	1,047	0	1,047	0
Total	$14,933	$13,886	$1,047	$0
December 31, 2013
Cash equivalents	$675	$675	$0	$0
Equity securities:
U.S. large-cap (a)	6,506	6,506	0	0
U.S. mid-cap (b)	820	820	0	0
U.S. small-cap (c)	1,151	1,151	0	0
International (d)	2,016	2,016	0	0
Real estate (e)	387	387	0	0
Commodities (f)	319	319	0	0
Fixed income securities:
U.S. gov't agency obligations (g)	1,450	0	1,450	0
Corporate investment grade (g)	209	0	209	0
Total	$13,533	$11,874	$1,659	$0

(a)	This category is comprised of low-cost equity index funds not actively managed that track the S&P 500.
(b)	This category is comprised of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
(c)	This category is comprised of actively managed mutual funds.
(d)	At December 31, 2014 and 2013, 31% and 32%, respectively, of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
(e)	This category is comprised of low-cost real estate index exchange traded funds.
(f)	This category is comprised of exchange traded funds investing in agricultural and energy commodities.
(g)	This category is comprised of individual bonds.

The following future benefit payments are expected to be paid:

Year	Pension benefits
(in thousands)
2015	$514
2016	539
2017	598
2018	626
2019	648
2020 to 2024	4,784